Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
3.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	March 31, 2026	December 31, 2025
Compute equipment	$172,589	$172,589
Infrastructure equipment	5,787,459	5,787,460
Leasehold improvements	2,867,776	2,846,345
Transformers	1,554,534	1,554,533
	10,382,358	10,360,927
Less: Accumulated depreciation	(1,759,826)	(1,495,908)
Total	$8,622,532	$8,865,019

Depreciation expense was $250,101 and $163,172 for the three months ended March 31, 2026 and 2025, respectively.

Asset acquisition

On May 15, 2025, the Company entered into a Purchase and Sale Agreement with Blue Ridge Digital Mining, LLC to acquire 60 Antbox containers for a total contractual consideration of $2,332,000, payable in 24 equal monthly installments of approximately $97,167, beginning August 15, 2025 and ending July 15, 2027.

This transaction has been accounted for as an asset acquisition under common control in accordance with ASC 805-50, as both the Company and the seller are ultimately controlled by VCV Digital Infrastructure Holdings LLC. The Antboxes were delivered and accepted during the second quarter of 2025 and have been capitalized under equipment within property and equipment.

Future minimum payments as of March 31, 2026 related to this asset acquisition are as follows:

Future Minimum Payments
2026	$874,500
2027	680,167
Total future minimum payments	$1,554,667

As of March 31, 2026, eight installment payments of $97,167 each have been made.

The total remaining consideration payable of $1,554,667 as of March 31, 2026 is classified as follows in the condensed consolidated balance sheets:

March 31, 2026
Current liabilities	$1,166,001
Non-current liabilities	388,666
Total undiscounted cash flows	$1,554,667

Asset held for sale

As of December 31, 2024, the Company had nine mining containers classified as held for sale. These containers were measured at the lower of their carrying amount or fair value less costs to sell, in accordance with ASC 360-10, Property, Plant and Equipment – Overall.

During the first quarter of 2025, the Company sold the remaining nine mining containers for total proceeds of $132,000, resulting in a gain of $67,714 recorded in other income in the accompanying condensed consolidated statements of operations. As of March 31, 2026 and December 31, 2025, the Company had no mining containers classified as held for sale.

3.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	Successor
	December 31, 2025	December 31, 2024
Compute equipment	172,589	164,751
Infrastructure Equipment	5,787,460	3,424,371
Leasehold improvements	2,846,345	2,846,345
Transformers	1,554,533	1,554,533
	10,360,927	7,990,000
Less: Accumulated depreciation	(1,495,908)	(633,603)
Total	8,865,019	7,356,397

Depreciation expense was $862,305 for the year ended December 31, 2025 (Successor), $589,516 for the period from February 8, 2024 to December 31, 2024 (Successor), and $239,330 for the period from January 1, 2024 to February 7, 2024 (Predecessor).

Asset acquisition

On May 15, 2025, the Company entered into a Purchase and Sale Agreement with Blue Ridge Digital Mining, LLC to acquire 60 Antbox containers for a total contractual consideration of $2,332,000, payable in 24 equal monthly installments of $97,167, beginning August 15, 2025 and ending July 15, 2027.

This transaction has been accounted for as an asset acquisition under common control in accordance with ASC 805-50, as both the Company and the seller are ultimately controlled by VCV Digital Infrastructure Holdings LLC. The Antboxes were delivered and accepted during the second quarter of 2025 and have been capitalized under equipment within property and equipment.

Future minimum payments as of December 31, 2025 (Successor) related to this asset acquisition are as follows:

Future Minimum Payments
2026	$1,166,001
2027	680,166
Total future minimum payments	$1,846,167

As of December 31, 2025 (Successor), five installment payments of $97,167 each have been made.

The total remaining consideration payable of $1,846,167 as of December 31, 2025 (Successor) is classified as follows in the consolidated balance sheets:

December 31, 2025
Current liabilities	$1,166,001
Non-current liabilities	680,166
Total undiscounted cash flows	$1,846,167

Asset held for sale

As of December 31, 2024 (Successor), the Company had nine mining containers classified as held for sale. These containers were measured at the lower of their carrying amount or fair value less costs to sell, in accordance with ASC 360-10, Property, Plant and Equipment – Overall.

During the first quarter of 2025, the Company sold the remaining nine mining containers for total proceeds of $132,000, resulting in a gain of $67,714 recorded in other income in the accompanying consolidated statements of operations. As of December 31, 2025 (Successor), the Company had no mining containers classified as held for sale.

During the period from February 8, 2024 to December 31, 2024 (Successor), the Company sold 14 mining containers, generating total proceeds of $100,000. No gain or loss was recognized on these sales.